EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Market approach [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
As of December

31, 2021, the

outstanding

as
The 2018 Plan Time RSU
Outstanding

December

31, 2020
531,385
Outstanding

December

31, 2020

after Reverse
Split (**)
105,728
Vested

after Reverse

Split (**)
(105,728)
Outstanding

December

31, 2021
-
The 2019 Plan

–5Years
Time RSU
Outstanding

December

31, 2020
190,930
Outstanding

December

31, 2020

after Reverse
Split (**)
37,981
Vested

after Reverse

Split (**)
(13,451)
Forfeited (*) (24,530)
Outstanding

December

31, 2021
-
The 2019 Plan

Time RSU
Outstanding

December

31, 2020
2,138,442
Outstanding

December

31, 2020

after Reverse
Split (**)
424,373
Forfeited (*) (38,187)
Outstanding

December

31, 2021
386,186
The 2020 Plan

– Board

and Extraordinary
Time RSU
Outstanding

December

31, 2020
170,568
Outstanding

December

31, 2020

after Reverse
33,931
Forfeited (*) (33,931)
Outstanding

December

31, 2021
-
The 2020 Plan

– Stock

Option
SOP
Outstanding

December

31, 2020
1,507,518
Vested

(160,394)
Forfeited (*) (109,746)
Outstanding

December

31, 2021
1,237,378
The 2020 Plan

– Performance

Award
Performance

Award
Outstanding

December

31, 2020
4,256,300
Forfeited (*) (710,000)
Outstanding

December

31, 2021
3,546,300
The 2020 Plan

– Performance

Award

(Potential
Matching

Shares)
SOP (Matching
Shares)
Outstanding

December

31, 2020
2,128,150
Forfeited (*) (354,000)
Outstanding

December

31, 2021
1,774,150
The 2020 Plan

– Extraordinary

SOP
SOP
Outstanding

December

31, 2020
195,000
Forfeited (*) -
Outstanding

December

31, 2021
195,000
The 2021 Special

Grant
Performance

RSU
Granted

January 29, 2021
121,802
Forfeited (*) -
Outstanding

December

31, 2021
121,802
Board

Grant 2021
Performance

RSU
Granted

February

24, 2021
51,803
Complementary

Granted

June 9, 2021
3,204
Forfeited (*) (10,072)
Outstanding

December

31, 2021
44,935
The 2021 Plan

– Stock

Option
SOP
Granted

February

24, 2021
621,974
Complementary

Granted

September 1, 2021
17,343
Forfeited (*) (40,360)
Outstanding

December

31, 2021
598,957
The 2021 Plan

– Performance

Award
Performance

Award
Granted

February

24, 2021
5,409,837
Complementary

Granted

September 1, 2021
137,504
Forfeited (*) (802,293)
Outstanding

December

31, 2021
4,745,048
The 2021 Plan

– Performance

Award

(Potential
Matching

Shares)
SOP (Matching
Shares)
Granted

February

24, 2021
2,704,919
Complementary

Granted

September 1, 2021
68,752
Forfeited (*) (236,728)
Outstanding

December

31, 2021
2,536,943
The 2021 Plan

– Board

and Extraordinary
Performance

RSU
Granted

November

3, 2021
40,000
Forfeited (*) -
Outstanding

December

31, 2021
40,000
(*) RSUs are forfeited during

the year due

to employees failing
to satisfy the service conditions.
(**) Number of RSUs

converted by the ratio of

5.027090466672970.

The reserve

split only apply

for all shared-based
payment

granted

before July

2020, date of

reverse split.